Long-Term Debt - Additional Information (Detail) $ / shares in Units, shares in Millions	1 Months Ended			12 Months Ended
	Feb. 29, 2016	Jan. 31, 2016 USD ($)	Apr. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 30, 2010 USD ($)
Debt Instrument [Line Items]
Issuance of senior notes					$ 1,250,750,000	$ 500,000,000
Long-term debt, fair value				$ 13,100,000,000	$ 15,100,000,000
Senior credit facility term loan A [Member]
Debt Instrument [Line Items]
Credit facility amount				$ 1,020,000,000
Long-term debt, maturity date				Dec. 31, 2017
Amortization payments of original principal balance (as percent)				0.25%
Interest rate at the end of the period (as a percent)				3.17%
Senior credit facility term loan B [Member]
Debt Instrument [Line Items]
Credit facility amount				$ 1,700,000,000
Interest rate floor (as a percent)				1.00%
Long-term debt, maturity date				Dec. 31, 2019
Amortization payments of original principal balance (as percent)				0.25%
Interest rate at the end of the period (as a percent)				3.50%
6.625% senior notes, due 2015, net [Member]
Debt Instrument [Line Items]
Repayments				$ 875,000,000
Long-term debt, interest rate (as a percent)				6.625%
5.875% senior notes, due 2014, net [Member]
Debt Instrument [Line Items]
Repayments				$ 509,000,000
Long-term debt, interest rate (as a percent)				5.875%
6% senior notes, due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)				6.00%
Issuance of senior notes				$ 1,250,000,000
Net proceeds from senior notes				$ 1,240,000,000
4.25% convertible senior notes, due 2015 [Member]
Debt Instrument [Line Items]
Long-term debt, interest rate (as a percent)			4.25%	4.25%	4.25%
Long-term debt, principal amount			$ 1,450,000,000	$ 1,450,000,000	$ 1,450,000,000		$ 1,150,000,000
Common stock shares issued | shares			78
Conversion ratio, number of shares per $1,000 principal amount, numerator			53.83
Initial conversion price of shares (in dollars per share) | $ / shares			$ 18.58
Share received upon capped call transactions | shares			6
LIBOR [Member] | Senior credit facility term loan A [Member]
Debt Instrument [Line Items]
Variable interest rate base				LIBOR
Interest rate margin (as a percent)				2.75%
LIBOR [Member] | Senior credit facility term loan B [Member]
Debt Instrument [Line Items]
Variable interest rate base				LIBOR
Interest rate margin (as a percent)				2.50%
Senior credit facility [Member]
Debt Instrument [Line Items]
Annual capital expenditures after giving effect to unused amounts from prior year				$ 794,000,000
Senior credit facility [Member] | Collateralized land and assets of MGM Grand Detroit [Member] | MGM Grand Detroit, LLC [Member]
Debt Instrument [Line Items]
Debt instrument, collateral amount				450,000,000
Senior credit facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual capital expenditures				500,000,000
Senior credit facility [Member] | Maximum [Member] | Collateralized land and assets of MGM Grand Las Vegas, Bellagio and The Mirage [Member]
Debt Instrument [Line Items]
Debt instrument, collateral amount				3,350,000,000
Senior credit facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Trailing annual earnings before interest, taxes, depreciation and amortization (EBITDA)				1,300,000,000
Senior credit facility [Member] | Minimum [Member] | Debt Covenant Terms March Thirty One Two Thousand And Sixteen Through December Thirty One Two Thousand And Sixteen [Member]
Debt Instrument [Line Items]
Trailing annual earnings before interest, taxes, depreciation and amortization (EBITDA)				1,350,000,000
Senior credit facility [Member] | Minimum [Member] | Debt Covenant Terms March Thirty One Two Thousand And Seventeen And Thereafter [Member]
Debt Instrument [Line Items]
Trailing annual earnings before interest, taxes, depreciation and amortization (EBITDA)				1,400,000,000
Senior credit facility [Member] | Minimum [Member] | Debt Covenant Terms Trailing Four Quarters [Member]
Debt Instrument [Line Items]
Trailing annual earnings before interest, taxes, depreciation and amortization (EBITDA)				1,710,000,000
Senior credit facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility amount				$ 1,200,000,000
Long-term debt, maturity date				Dec. 31, 2017
Available borrowing capacity				$ 1,200,000,000
Senior credit facility [Member] | Revolving Credit Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Variable interest rate base				LIBOR
Interest rate margin (as a percent)				2.75%
Senior credit facility [Member] | Term loans [Member]
Debt Instrument [Line Items]
Repayments				$ 28,000,000
M G M China Credit Facility
Debt Instrument [Line Items]
Long-term debt, maturity date				Oct. 31, 2017
M G M China Credit Facility | Amended and Restated Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term debt, maturity date				Apr. 30, 2019
Long-term debt, extension period				18 months
M G M China Credit Facility | Amended and Restated Credit Agreement [Member] | Debt Covenant Terms September Thirty Two Thousand and Sixteen Through June Thirty Two Thousand And Seventeen [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Leverage ratio	600.00%
M G M China Credit Facility | Amended and Restated Credit Agreement [Member] | Debt Covenant Terms March Thirty One Two Thousand and Eighteen and Thereafter [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Leverage ratio	450.00%
M G M China Credit Facility | Amended and Restated Credit Agreement [Member] | Debt Covenant Terms September Thirty Two Thousand and Seventeen [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Leverage ratio	550.00%
M G M China Credit Facility | Amended and Restated Credit Agreement [Member] | Debt Covenant Terms December Thirty One Two Thousand and Seventeen [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Leverage ratio	500.00%
M G M China Credit Facility | Amended and Restated Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Leverage ratio				450.00%
M G M China Credit Facility | Amended and Restated Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest coverage ratio				250.00%
M G M China Credit Facility | Hong Kong Interbank Offered Rate H I B O R | Amended and Restated Credit Agreement [Member]
Debt Instrument [Line Items]
Variable interest rate base				HIBOR
M G M China Credit Facility | Hong Kong Interbank Offered Rate H I B O R | Amended and Restated Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate margin (as a percent)				2.50%
M G M China Credit Facility | Hong Kong Interbank Offered Rate H I B O R | Amended and Restated Credit Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate margin (as a percent)				1.375%
M G M China Credit Facility | Revolving Credit Facility [Member] | Amended and Restated Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility amount				$ 1,450,000,000
M G M China Credit Facility | Term loans [Member] | Amended and Restated Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility amount				$ 1,550,000,000
Weighted average interest rate at the end of the period (as a percent)				1.97%
MGM National Harbor Credit Agreement [Member] | Subsequent Event [Member] | Twelfth Full Fiscal Quarter [Member]
Debt Instrument [Line Items]
Amortization payments of aggregate principal balance (as percent)		1.875%
MGM National Harbor Credit Agreement [Member] | Subsequent Event [Member] | Sixteenth Full Fiscal Quarter [Member]
Debt Instrument [Line Items]
Amortization payments of aggregate principal balance (as percent)		2.50%
MGM National Harbor Credit Agreement [Member] | Maximum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Interest rate margin (as a percent)		2.25%
Debt repayment excess cash, percentage		50.00%
MGM National Harbor Credit Agreement [Member] | Minimum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Interest rate margin (as a percent)		2.00%
Debt repayment excess cash, percentage		0.00%
MGM National Harbor Credit Agreement [Member] | Revolving Credit Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit facility amount		$ 100,000,000
Variable interest rate base		LIBOR
Long-term debt, maturity date		Jan. 31, 2021
Amortization payments of aggregate principal balance (as percent)		1.25%
MGM National Harbor Credit Agreement [Member] | Term loans [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit facility amount		$ 425,000,000
Variable interest rate base		LIBOR
Long-term debt, maturity date		Jan. 31, 2021
Credit facility amount funded at closing		$ 250,000,000